Condensed Consolidated Balance Sheets - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Non-current assets
Investment properties	$ 53,045	$ 51,357
Equity accounted investments	19,462	19,761
Participating loan interests	521	517
Property, plant and equipment	6,774	5,457
Goodwill	1,112	1,079
Intangible assets	1,205	1,188
Other non-current assets	1,078	898
Loans and notes receivable	163	178
Total non-current assets	83,360	80,435
Current assets
Loans and notes receivable	44	7
Accounts receivable and other	1,420	981
Cash and cash equivalents	1,600	1,491
Total current assets	3,064	2,479
Assets held for sale	1,547	1,433
Total assets	87,971	84,347
Non-current liabilities
Debt obligations	33,754	30,749
Capital securities	2,946	2,839
Other non-current liabilities	871	918
Deferred tax liabilities	2,586	2,888
Total non-current liabilities	40,157	37,394
Current liabilities
Debt obligations	5,597	6,135
Capital securities	1,323	1,326
Accounts payable and other liabilities	3,508	3,052
Total current liabilities	10,428	10,513
Liabilities associated with assets held for sale	924	1,316
Total liabilities	51,509	49,223
Equity
Limited partners	7,687	7,395
General partner	6	6
Non-controlling interests attributable to:
Redeemable/exchangeable and special limited partnership units	14,755	14,500
Limited partnership units of Brookfield Office Properties Exchange LP	86	285
Interests of others in operating subsidiaries and properties	13,928	12,938
Total equity	36,462	35,124
Total liabilities and equity	$ 87,971	$ 84,347